UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-08009

                        Old Mutual Insurance Series Fund
               (Exact name of registrant as specified in charter)

           4643 South Ulster Street, Suite 600, Denver, Colorado 80237
                    (Address of principal executive offices)

                                David J. Bullock
           4643 South Ulster Street, Suite 600, Denver, Colorado 80237
                     (Name and address of agent for service)

                                   Copies to:

William H. Rheiner, Esq.                     Andra C. Ozols, Esq.
Ballard Spahr Andrews & Ingersoll            Old Mutual Capital, Inc.
1735 Market Street, 51st Floor               4643 South Ulster Street, Suite 600
Philadelphia, PA 19103-7599                  Denver, CO 80237
(215) 864-8600                               (720) 200-7725


       Registrant's telephone number, including area code: 1-800-433-0051

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2006

Item 1.   Schedule of Investments.

SCHEDULE OF INVESTMENTS

Old Mutual Columbus Circle Technology & Communications Portfolio
March 31, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)

COMMON STOCK -- 99.3%
    CONSUMER CYCLICAL -- 1.0%
      CASINO SERVICES -- 1.0%
      International Game
      Technology                          31,100  $     1,095
                                                  ------------
    Total Consumer Cyclical (Cost $ 1,125)              1,095
                                                  ------------
    ENERGY -- 1.3%
      ENERGY-ALTERNATE SOURCES -- 1.3%
      Sunpower, Cl A*                     39,394        1,503
                                                  ------------
    Total Energy (Cost $ 1,321)                         1,503
                                                  ------------
    HEALTH CARE -- 4.6%
      MEDICAL PRODUCTS -- 1.5%
      Haemonetics*                        33,500        1,701
                                                  ------------
      MEDICAL-DRUGS -- 1.1%
      Shire ADR                           26,700        1,241
                                                  ------------
      X-RAY EQUIPMENT -- 2.0%
      Hologic*                            39,600        2,192
                                                  ------------
    Total Health Care (Cost $ 4,445)                    5,134
                                                  ------------
    INDUSTRIAL -- 2.7%
      INDUSTRIAL AUTOMATION/ROBOT -- 1.7%
      Rockwell Automation                 25,900        1,862
                                                  ------------
      LASERS-SYSTEMS/COMPONENTS -- 1.0%
      Cymer*                              24,800        1,127
                                                  ------------
    Total Industrial (Cost $ 2,700)                     2,989
                                                  ------------
    SERVICES -- 3.3%
      E-COMMERCE/SERVICES -- 1.0%
      eBay*                               28,800        1,125
                                                  ------------
      TELECOMMUNICATION SERVICES -- 2.3%
      NeuStar, Cl A*                      82,600        2,560
                                                  ------------
    Total Services (Cost $ 3,735)                       3,685
                                                  ------------
    TECHNOLOGY -- 86.4%
      APPLICATIONS SOFTWARE -- 5.4%
      Citrix Systems*                     85,500        3,241
      Microsoft                          103,200        2,808
                                                  ------------
                                                        6,049
      CELLULAR TELECOMMUNICATIONS -- 2.3%
      NII Holdings*                       43,300        2,553
                                                  ------------
      COMPUTER GRAPHICS -- 2.4%
      Trident Microsystems*               93,200        2,708
                                                  ------------
      COMPUTERS -- 5.8%
      Apple Computer*                     48,000        3,010
      Hewlett-Packard                    107,200        3,527
                                                  ------------
                                                        6,537
      COMPUTERS-MEMORY DEVICES -- 3.2%
      EMC*                               174,900        2,384


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      COMPUTERS-MEMORY DEVICES -- CONTINUED
      Network Appliance*                  33,600  $     1,211
                                                  ------------
                                                        3,595
      DATA PROCESSING/MANAGEMENT -- 1.5%
      NAVTEQ*                             33,300        1,687
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 10.6%
      Broadcom, Cl A*                     96,314        4,157
      Microchip Technology                30,400        1,104
      Micron Technology*                  86,800        1,278
      Microsemi*                          36,602        1,065
      Silicon Laboratories*               39,000        2,143
      Sirf Technology Holdings*           58,890        2,085
                                                  ------------
                                                       11,832
      ELECTRONIC FORMS -- 2.8%
      Adobe Systems*                      91,348        3,190
                                                  ------------
      ENTERPRISE SOFTWARE/SERVICES -- 6.1%
      BEA Systems*                       177,400        2,329
      Informatica*                        95,300        1,482
      Oracle*                             86,600        1,186
      SAP ADR                             34,300        1,863
                                                  ------------
                                                        6,860
      INTERNET INFRASTRUCTURE SOFTWARE -- 6.0%
      Akamai Technologies*                66,000        2,171
      F5 Networks*                        37,975        2,753
      Opsware*                           207,300        1,776
                                                  ------------
                                                        6,700
      INTERNET SECURITY -- 2.0%
      Checkfree*                          44,600        2,252
                                                  ------------
      NETWORKING PRODUCTS -- 3.3%
      Cisco Systems*                     171,000        3,706
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 3.0%
      Marvell Technology Group*           62,300        3,370
                                                  ------------
      SEMICONDUCTOR EQUIPMENT -- 5.7%
      Applied Materials                  189,000        3,309
      ASML Holdings*                     150,500        3,066
                                                  ------------
                                                        6,375
      TELECOMMUNICATION EQUIPMENT -- 6.0%
      Comverse Technology*               142,300        3,348
      Harris                              70,700        3,344
                                                  ------------
                                                        6,692
      TELECOMMUNICATION EQUIPMENT-FIBER OPTICS -- 2.4%
      Corning*                            61,500        1,655
      Finisar*                           220,616        1,092
                                                  ------------
                                                        2,747
      WEB PORTALS/ISP -- 6.6%
      Google, Cl A*                       13,500        5,265
      Yahoo!*                             64,400        2,078
                                                  ------------
                                                        7,343

1                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Columbus Circle Technology & Communications Portfolio
March 31, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      WIRELESS EQUIPMENT -- 11.3%
      American Tower, Cl A*               43,800  $     1,329
      Ericsson ADR                        28,700        1,083
      Motorola                            83,900        1,922
      Nokia ADR                          138,000        2,859
      Powerwave Technologies*             76,500        1,032
      Qualcomm                            88,700        4,489
                                                  ------------
                                                       12,714
                                                  ------------
    Total Technology (Cost $ 72,808)                   96,910
                                                  ------------
Total Common Stock
  (Cost $86,134)                                      111,316
                                                  ------------

REPURCHASE AGREEMENT -- 1.6%
  Morgan Stanley 4.710%, dated
    03/31/06, to be repurchased
    on 04/03/06, repurchase price
    $1,768,370 (collateralized by
    a U.S. Government obligation,
    par value $1,805,000, 4.790%,
    06/21/07, total market value
    $1,807,024)(A)                        $1,768        1,768
                                                  ------------
Total Repurchase Agreement
  (Cost $1,768)                                         1,768
                                                  ------------

Total Investments -- 100.9% +
  (Cost $87,902)                                      113,084
                                                  ------------

Other Assets and Liabilities, Net -- (0.9%)             (1,006)
                                                  ------------

Net Assets -- 100.0%                               $   112,078
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
ISP -- Internet Service Provider
Cost figures are shown with "000's" omitted.

+ At March 31, 2006, the tax basis cost of the Portfolio's investments was $87,902,045, and the unrealized appreciation and depreciation were $26,394,814 and $(1,213,142), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

2                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Growth II Portfolio
March 31, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)

COMMON STOCK -- 99.1%
    BASIC MATERIALS -- 2.4%
      INDUSTRIAL GASES -- 1.1%
      Airgas                               7,725  $       302
      Praxair                              4,000          220
                                                  ------------
                                                          522
      METAL-COPPER -- 0.9%
      Phelps Dodge                         5,100          411
                                                  ------------
      STEEL-SPECIALTY -- 0.4%
      Allegheny Technologies               3,170          194
                                                  ------------
    Total Basic Materials (Cost $ 990)                  1,127
                                                  ------------
    CONSUMER CYCLICAL -- 18.4%

      APPAREL MANUFACTURERS -- 1.0%
      Coach*                              13,527          468
                                                  ------------
      AUDIO/VIDEO PRODUCTS -- 0.6%
      Harman International                 2,600          289
                                                  ------------
      AUTO-MEDIUM & HEAVY DUTY TRUCKS -- 1.6%
      Oshkosh Truck                       12,070          751
                                                  ------------
      BUILDING - MOBIL HOME/MANUFACTURED HOUSING -- 0.6%
      Thor Industries                      5,250          280
                                                  ------------
      BUILDING-RESIDENTIAL/COMMERCIAL -- 1.4%
      KB Home                              4,750          309
      Pulte Homes                          8,300          319
                                                  ------------
                                                          628
      CASINO HOTELS -- 1.2%
      Station Casinos                      4,610          366
      Wynn Resorts*                        2,100          161
                                                  ------------
                                                          527
      CASINO SERVICES -- 1.1%
      International Game
      Technology                           8,240          290
      Scientific Games, Cl A*              6,740          237
                                                  ------------
                                                          527
      DISTRIBUTION/WHOLESALE -- 0.8%
      WESCO International*                 5,560          378
                                                  ------------
      GARDEN PRODUCTS -- 0.5%
      Toro                                 4,700          225
                                                  ------------
      HOTELS & MOTELS -- 0.8%
      Starwood Hotels & Resorts
         Worldwide                         5,690          385
                                                  ------------
      RACETRACKS -- 1.3%
      Penn National Gaming*               14,275          602
                                                  ------------
      RADIO -- 0.5%
      XM Satellite Radio
         Holdings,    Cl A*               11,200          249
                                                  ------------
      RETAIL-APPAREL/SHOE -- 2.5%
      Chico's FAS*                        11,190          455
      JOS A Bank Clothiers*               10,531          505


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      RETAIL-APPAREL/SHOE -- CONTINUED
      Nordstrom                            5,210  $       204
                                                  ------------
                                                        1,164
      RETAIL-AUTOMOBILE -- 0.1%
      United Auto Group                      766           33
                                                  ------------
      RETAIL-COMPUTER EQUIPMENT -- 1.3%
      GameStop, Cl A*                     12,470          588
                                                  ------------
      RETAIL-CONSUMER ELECTRONICS -- 0.3%
      Circuit City Stores                  6,170          151
                                                  ------------
      RETAIL-GARDENING PRODUCTS -- 0.8%
      Tractor Supply*                      5,275          350
                                                  ------------
      RETAIL-JEWELRY -- 0.5%
      Tiffany                              5,750          216
                                                  ------------
      RETAIL-MAIL ORDER -- 0.6%
      Williams-Sonoma                      6,460          274
                                                  ------------
      RETAIL-SPORTING GOODS -- 0.7%
      Dick's Sporting Goods*               7,900          313
                                                  ------------
      STORAGE/WAREHOUSING -- 0.2%
      Mobile Mini*                         2,445           76
                                                  ------------
    Total Consumer Cyclical (Cost $ 6,418)              8,474
                                                  ------------
    CONSUMER NON-CYCLICAL -- 3.3%
      BEVERAGES-NON-ALCOHOLIC -- 0.6%
      Hansen Natural*                      2,170          274
                                                  ------------
      BEVERAGES-WINE/SPIRITS -- 0.7%
      Constellation Brands, Cl A*         12,200          306
                                                  ------------
      CONSUMER PRODUCTS-MISCELLANEOUS -- 0.5%
      Jarden*                              6,925          227
                                                  ------------
      FOOD-BAKING -- 0.9%
      Flowers Foods                       13,350          396
                                                  ------------
      FOOD-RETAIL -- 0.6%
      Whole Foods Market                   4,550          302
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 1,426)          1,505
                                                  ------------
    ENERGY -- 11.1%
      COAL -- 1.1%
      Arch Coal                            3,430          260
      Peabody Energy                       5,060          255
                                                  ------------
                                                          515
      OIL & GAS DRILLING -- 2.2%
      Diamond Offshore Drilling            2,050          183
      Helmerich & Payne                    5,550          388
      Noble                                2,350          191
      Precision Drilling When
      Issued                               8,325          269
                                                  ------------
                                                        1,031
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.3%
      Chesapeake Energy                    9,500          298
      CNX Gas*                             2,120           55
      Denbury Resources*                   4,000          127

1                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Growth II Portfolio
March 31, 2006 (Unaudited)
                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      OIL COMPANIES-EXPLORATION & PRODUCTION -- CONTINUED
      Range Resources                     12,040  $       329
      Southwestern Energy*                 4,500          145
      Ultra Petroleum*                     2,880          179
      XTO Energy                           8,275          361
                                                  ------------
                                                        1,494
      OIL FIELD MACHINERY & EQUIPMENT -- 2.2%
      Cooper Cameron*                      3,970          175
      Grant Prideco*                       4,110          176
      National Oilwell Varco*             10,565          677
                                                  ------------
                                                        1,028
      OIL REFINING & MARKETING -- 0.6%
      Sunoco                               3,270          254
                                                  ------------
      OIL-FIELD SERVICES -- 1.1%
      Helix Energy Solutions*              2,820          107
      Oil States International*            5,000          184
      Weatherford International*           4,450          204
                                                  ------------
                                                          495
      PIPELINES -- 0.6%
      Equitable Resources                  8,050          294
                                                  ------------
    Total Energy (Cost $ 5,169)                         5,111
                                                  ------------
    FINANCIAL -- 13.2%
      COMMERCIAL BANKS NON-US -- 0.2%
      HDFC Bank ADR                        1,490           81
                                                  ------------
      COMMERCIAL BANKS-SOUTHERN US -- 0.8%
      Colonial BancGroup                   4,290          107
      Compass Bancshares                   5,250          266
                                                  ------------
                                                          373
      FIDUCIARY BANKS -- 0.6%
      Mellon Financial                     7,530          268
                                                  ------------
      FINANCE-INVESTMENT BANKER/BROKER -- 1.1%
      TD Ameritrade Holding               25,250          527
                                                  ------------
      FINANCE-OTHER SERVICES -- 1.9%
      Asset Acceptance Capital*              900           17
      Chicago Mercantile Exchange
         Holdings                          1,600          716
      Nasdaq Stock Market*                 3,460          139
                                                  ------------
                                                          872
      FINANCIAL GUARANTEE INSURANCE -- 0.8%
      PMI Group                            7,575          348
                                                  ------------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 3.5%
      Affiliated Managers Group*           6,670          711
      Blackrock, Cl A                      1,700          238
      Legg Mason                           2,380          298
      T Rowe Price Group                   4,550          356
                                                  ------------
                                                        1,603
      LIFE/HEALTH INSURANCE -- 1.4%
      AmerUs Group                         5,750          346
      Stancorp Financial Group             5,435          294
                                                  ------------
                                                          640


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      MULTI-LINE INSURANCE -- 0.4%
      HCC Insurance Holdings               5,600  $       195
                                                  ------------
      PROPERTY/CASUALTY INSURANCE -- 0.6%
      ProAssurance*                        5,150          268
                                                  ------------
      REAL ESTATE MANAGEMENT/SERVICES -- 0.5%
      CB Richard Ellis Group, Cl
      A*                                   3,060          247
                                                  ------------
      REITS-DIVERSIFIED -- 0.8%
      Global Signal                        7,800          384
                                                  ------------
      REITS-MORTGAGE -- 0.6%
      American Home Mortgage
         Investment                        7,450          232
      KKR Financial                        3,015           68
                                                  ------------
                                                          300
                                                  ------------
    Total Financial (Cost $ 5,393)                      6,106
                                                  ------------
    HEALTH CARE -- 14.1%
      DIAGNOSTIC EQUIPMENT -- 0.5%
      Cytyc*                               7,500          211
                                                  ------------
      DIAGNOSTIC KITS -- 0.1%
      Dade Behring Holdings                1,110           40
                                                  ------------
      DIALYSIS CENTERS -- 0.5%
      DaVita*                              4,090          246
                                                  ------------
      MEDICAL INFORMATION SYSTEMS -- 0.6%
      Cerner*                              5,310          252
                                                  ------------
      MEDICAL INSTRUMENTS -- 0.5%
      Intuitive Surgical*                  1,580          186
      Techne*                                825           50
                                                  ------------
                                                          236
      MEDICAL LABS & TESTING SERVICES -- 1.2%
      Laboratory Corp of America
         Holdings*                         4,300          252
      Quest Diagnostics                    5,690          292
                                                  ------------
                                                          544
      MEDICAL PRODUCTS -- 0.4%
      Varian Medical Systems*              3,350          188
                                                  ------------
      MEDICAL-BIOMEDICAL/GENETIC -- 1.7%
      Biogen Idec*                         2,340          110
      Celgene*                             6,940          307
      Nektar Therapeutics*                 2,875           58
      PDL BioPharma*                       6,210          204
      Vertex Pharmaceuticals*              3,000          110
                                                  ------------
                                                          789
      MEDICAL-DRUGS -- 1.9%
      Allergan                             2,950          320
      Cephalon*                            2,400          145
      Forest Laboratories*                 4,870          217
      Shire ADR                            4,510          210
                                                  ------------
                                                          892
      MEDICAL-GENERIC DRUGS -- 0.4%
      Barr Pharmaceuticals*                2,800          176
                                                  ------------

2                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Growth II Portfolio
March 31, 2006 (Unaudited)
                                                       MARKET
DESCRIPTION                            SHARES      VALUE (000)
      MEDICAL-HMO -- 1.5%
      Coventry Health Care*                7,675  $       414
      Humana*                              3,110          164
      Sierra Health Services*              2,350           96
                                                  ------------
                                                          674
      PHARMACY SERVICES -- 1.0%
      Express Scripts*                     3,240          285
      Omnicare                             3,010          165
                                                  ------------
                                                          450
      PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.1%
      Psychiatric Solutions*               1,800           60
                                                  ------------
      RESPIRATORY PRODUCTS -- 1.2%
      Resmed*                             13,025          573
                                                  ------------
      THERAPEUTICS -- 0.9%
      Gilead Sciences*                     6,800          423
                                                  ------------
      VETERINARY DIAGNOSTICS -- 0.8%
      VCA Antech*                         12,950          369
                                                  ------------
      X-RAY EQUIPMENT -- 0.8%
      Hologic*                             7,050          390
                                                  ------------
    Total Health Care (Cost $ 5,456)                    6,513
                                                  ------------
    INDUSTRIAL -- 8.3%
      ADVANCED MATERIALS/PRODUCTS -- 0.2%
      Ceradyne*                            2,030          101
                                                  ------------
      BUILDING PRODUCTS-CEMENT/AGGREGATE -- 1.4%
      Florida Rock Industries              9,680          544
      Martin Marietta Materials            1,100          118
                                                  ------------
                                                          662
      CONTAINERS-METAL/GLASS -- 0.3%
      Ball                                 2,590          113
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.5%
      Roper Industries                     4,950          241
                                                  ------------
      ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.4%
      Ametek                               4,130          185
                                                  ------------
      ELECTRONIC MEASURING INSTRUMENTS -- 0.8%
      Agilent Technologies*                9,500          357
                                                  ------------
      ELECTRONICS-MILITARY -- 1.0%
      L-3 Communications Holdings          5,550          476
                                                  ------------
      HAZARDOUS WASTE DISPOSAL -- 1.0%
      Stericycle*                          6,800          460
                                                  ------------
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.5%
      Cogent*                             12,475          229
                                                  ------------
      INSTRUMENTS-CONTROLS -- 0.3%
      Thermo Electron*                     3,750          139
                                                  ------------
      MACHINERY-CONSTRUCTION & MINING -- 0.7%
      Joy Global                           5,420          324
                                                  ------------


                                                       MARKET
DESCRIPTION                            SHARES      VALUE (000)
      MACHINERY - PUMPS -- 0.6%
      Graco                                5,675  $       258
                                                  ------------
      METAL PROCESSORS & FABRICATORS -- 0.6%
      Precision Castparts                  4,630          275
                                                  ------------
    Total Industrial (Cost $ 3,341)                     3,820
                                                  ------------
    SERVICES -- 8.1%
      ADVERTISING SERVICES -- 0.4%
      Getty Images*                        2,431          182
                                                  ------------
      COMMERCIAL SERVICES-FINANCE -- 1.8%
      Euronet Worldwide*                   6,100          231
      Moody's                              3,390          242
      Wright Express*                     13,450          377
                                                  ------------
                                                          850
      COMPUTER SERVICES -- 1.6%
      Cognizant Technology
         Solutions, Cl A*                  6,249          372
      SRA International, Cl A*             9,400          354
                                                  ------------
                                                          726
      ENGINEERING/R&D SERVICES -- 2.1%
      EMCOR Group*                         9,125          453
      McDermott International*             9,445          515
                                                  ------------
                                                          968
      HUMAN RESOURCES -- 1.7%
      Manpower                             3,920          224
      Monster Worldwide*                   8,530          426
      MPS Group*                           8,510          130
                                                  ------------
                                                          780
      PRINTING-COMMERCIAL -- 0.2%
      VistaPrint*                          3,090           92
                                                  ------------
      RESEARCH & DEVELOPMENT -- 0.3%
      Pharmaceutical Product
         Development                       4,530          157
                                                  ------------
    Total Services (Cost $ 2,900)                       3,755
                                                  ------------
    TECHNOLOGY -- 16.7%
      CELLULAR TELECOMMUNICATIONS -- 1.0%
      NII Holdings*                        7,770          458
                                                  ------------
      COMPUTER GRAPHICS -- 0.7%
      Trident Microsystems*               10,780          313
                                                  ------------
      COMPUTER SOFTWARE -- 0.6%
      Blackbaud                           14,000          297
                                                  ------------
      COMPUTERS-MEMORY DEVICES -- 0.4%
      Network Appliance*                   5,540          200
                                                  ------------
      COMPUTERS-PERIPHERAL EQUIPMENT -- 0.5%
      Logitech International ADR*          5,700          227
                                                  ------------
      DATA PROCESSING/MANAGEMENT -- 0.7%
      Global Payments                      2,270          120
      NAVTEQ*                              3,825          194
                                                  ------------
                                                          314

3                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Growth II Portfolio
March 31, 2006 (Unaudited)
                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
      E-MARKETING/INFORMATION -- 0.9%
      aQuantive*                          18,215  $       429
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.7%
      Advanced Micro Devices*             14,500          482
      Broadcom, Cl A*                     11,910          514
      Microchip Technology                 7,100          258
      Micron Technology*                  18,030          265
      ON Semiconductor*                   19,200          139
      PMC - Sierra*                       13,190          162
      Silicon Laboratories*                4,080          224
      Sirf Technology Holdings*            2,930          104
                                                  ------------
                                                        2,148
      INTERNET CONTENT-INFORMATION/NETWORKS -- 0.4%
      CNET Networks*                      12,640          180
                                                  ------------
      INTERNET INFRASTRUCTURE SOFTWARE -- 2.3%
      Akamai Technologies*                11,430          376
      F5 Networks*                         5,360          388
      Openwave Systems*                   14,300          309
                                                  ------------
                                                        1,073
      INTERNET TELEPHONY -- 0.9%
      j2 Global Communications*            8,750          411
                                                  ------------
      SEMICONDUCTOR EQUIPMENT -- 2.3%
      ASML Holdings*                       9,900          201
      Formfactor*                          7,175          282
      Kla-Tencor                           5,810          281
      Novellus Systems*                    4,370          105
      Varian Semiconductor
         Equipment Associates*             6,195          174
                                                  ------------
                                                        1,043
      TELECOMMUNICATION EQUIPMENT -- 0.4%
      Comverse Technology*                 7,875          185
                                                  ------------
      TELECOMMUNICATION EQUIPMENT-FIBER OPTICS -- 0.6%
      JDS Uniphase*                       67,980          284
                                                  ------------
      WIRELESS EQUIPMENT -- 0.3%
      Crown Castle International*          5,480          155
                                                  ------------
    Total Technology (Cost $ 6,645)                     7,717
                                                  ------------
    TRANSPORTATION -- 2.3%
      TRANSPORT-MARINE -- 0.6%
      American Commercial Lines*           5,325          252
                                                  ------------
      TRANSPORT-SERVICES -- 1.0%
      CH Robinson Worldwide                5,780          284
      UTI Worldwide                        5,520          174
                                                  ------------
                                                          458
      TRANSPORT-TRUCK -- 0.7%
      Landstar System                      2,770          122
      Old Dominion Freight Line*           8,050          217
                                                  ------------
                                                          339
                                                  ------------
    Total Transportation (Cost $ 916)                   1,049
                                                  ------------


                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
    UTILITIES -- 1.2%
      GAS-DISTRIBUTION -- 0.6%
      New Jersey Resources                 5,650  $       256
                                                  ------------
      WATER -- 0.6%
      Aqua America                         9,800          272
                                                  ------------
    Total Utilities (Cost $ 519)                          528
                                                  ------------
Total Common Stock
  (Cost $39,173)                                       45,705
                                                  ------------

REPURCHASE AGREEMENT -- 1.1%
  Morgan Stanley 4.710%, dated
    03/31/06, to be repurchased
    on 04/03/06, repurchase price
    $521,955 (collateralized by a
    U.S. government obligation,
    par value $535,000, 4.790%,
    06/21/07, total market value
    $535,600(A)                             $522          522
                                                  ------------
Total Repurchase Agreement
  (Cost $522)                                             522
                                                  ------------

Total Investments -- 100.2% +
  (Cost $39,695)                                       46,227
                                                  ------------

Other Assets and Liabilities, Net -- (0.2%)               (108)
                                                  ------------

Net Assets -- 100.0%                               $    46,119
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
HMO -- Health Maintenance Organization
REITs -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

+ At March 31, 2006, the tax basis cost of the Portfolio's investments was $39,695,044, and the unrealized appreciation and depreciation were $7,368,529 and $(836,992), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

4                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Portfolio
March 31, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)

COMMON STOCK -- 99.4%
    BASIC MATERIALS -- 1.7%
      AGRICULTURAL CHEMICALS -- 0.4%
      Monsanto                             1,250  $       106
                                                  ------------
      CHEMICALS-DIVERSIFIED -- 0.9%
      Dow Chemical                         5,400          219
                                                  ------------
      DIVERSIFIED MINERALS -- 0.4%
      Cia Vale do Rio Doce ADR             1,840           90
                                                  ------------
    Total Basic Materials (Cost $ 424)                    415
                                                  ------------
    CONSUMER CYCLICAL -- 11.6%
      APPAREL MANUFACTURERS -- 1.1%
      Coach*                               7,550          261
                                                  ------------
      AUDIO/VIDEO PRODUCTS -- 1.3%
      Harman International                 1,900          211
      Sony ADR                             2,350          108
                                                  ------------
                                                          319
      AUTO-CARS/LIGHT TRUCKS -- 0.5%
      Toyota Motor ADR                     1,080          118
                                                  ------------
      CASINO HOTELS -- 0.3%
      Las Vegas Sands*                     1,150           65
                                                  ------------
      CASINO SERVICES -- 1.0%
      International Game
      Technology                           3,750          132
      Scientific Games, Cl A*              3,190          112
                                                  ------------
                                                          244
      HOTELS & MOTELS -- 2.1%
      Marriott International, Cl A         5,000          343
      Starwood Hotels & Resorts
         Worldwide                         2,245          152
                                                  ------------
                                                          495
      RETAIL-APPAREL/SHOE -- 0.7%
      Chico's FAS*                         4,010          163
                                                  ------------
      RETAIL-COMPUTER EQUIPMENT -- 0.4%
      GameStop, Cl A*                      2,300          108
                                                  ------------
      RETAIL-OFFICE SUPPLIES -- 1.5%
      Staples                             13,935          356
                                                  ------------
      RETAIL-PET FOOD & SUPPLIES -- 0.5%
      Petsmart                             3,900          110
                                                  ------------
      RETAIL-RESTAURANTS -- 1.3%
      Starbucks*                           8,520          321
                                                  ------------
      RETAIL-SPORTING GOODS -- 0.9%
      Dick's Sporting Goods*               5,600          222
                                                  ------------
    Total Consumer Cyclical (Cost $ 2,224)              2,782
                                                  ------------
    CONSUMER NON-CYCLICAL -- 6.8%
      AGRICULTURAL OPERATIONS -- 0.8%
      Archer-Daniels-Midland               5,330          179
                                                  ------------


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      BEVERAGES-NON-ALCOHOLIC -- 2.7%
      PepsiCo                             11,430  $       661
                                                  ------------
      BREWERY -- 0.2%
      Fomento Economico Mexicano
         SA de CV ADR                        530           49
                                                  ------------
      COSMETICS & TOILETRIES -- 1.5%
      Procter & Gamble                     6,320          364
                                                  ------------
      FOOD-CONFECTIONERY -- 1.1%
      WM Wrigley Jr.                       4,100          262
                                                  ------------
      FOOD-RETAIL -- 0.5%
      Whole Foods Market                   1,820          121
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 1,460)          1,636
                                                  ------------
    ENERGY -- 13.9%
      COAL -- 1.2%
      Consol Energy                        1,400          104
      Peabody Energy                       3,700          186
                                                  ------------
                                                          290
      OIL & GAS DRILLING -- 2.3%
      Nabors Industries*                   6,900          494
      Rowan                                1,500           66
                                                  ------------
                                                          560
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.2%
      Southwestern Energy*                 9,600          309
      Ultra Petroleum*                     1,550           96
      XTO Energy                           2,680          117
                                                  ------------
                                                          522
      OIL COMPANIES-INTEGRATED -- 1.6%
      Exxon Mobil                          5,000          304
      Occidental Petroleum                   910           85
                                                  ------------
                                                          389
      OIL FIELD MACHINERY & EQUIPMENT -- 1.5%
      National Oilwell Varco*              5,880          377
                                                  ------------
      OIL REFINING & MARKETING -- 2.5%
      Valero Energy                        9,950          595
                                                  ------------
      OIL-FIELD SERVICES -- 2.1%
      BJ Services                          6,200          214
      Halliburton                          2,270          166
      Weatherford International*           2,810          129
                                                  ------------
                                                          509
      PIPELINES -- 0.5%
      Kinder Morgan                        1,280          118
                                                  ------------
    Total Energy (Cost $ 3,362)                         3,360
                                                  ------------
    FINANCIAL -- 14.3%
      COMMERCIAL BANKS NON-US -- 1.1%
      Kookmin Bank ADR*                      900           77
      Mitsubishi Tokyo Financial
         Group ADR                        12,860          196
                                                  ------------
                                                          273

1                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Portfolio
March 31, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      FIDUCIARY BANKS -- 1.0%
      Mellon Financial                     6,590  $       235
                                                  ------------
      FINANCE-CREDIT CARD -- 0.6%
      American Express                     2,880          151
                                                  ------------
      FINANCE-INVESTMENT BANKER/BROKER -- 3.0%
      Charles Schwab                      12,990          223
      Merrill Lynch                        3,045          240
      TD Ameritrade Holding                4,150           87
      UBS                                  1,570          173
                                                  ------------
                                                          723
      FINANCE-OTHER SERVICES -- 2.1%
      Chicago Mercantile Exchange
         Holdings                            880          394
      Nasdaq Stock Market*                 2,710          108
                                                  ------------
                                                          502
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.6%
      Legg Mason                           1,350          169
      T Rowe Price Group                   2,700          211
                                                  ------------
                                                          380
      LIFE/HEALTH INSURANCE -- 0.5%
      Aflac                                2,630          119
                                                  ------------
      MULTI-LINE INSURANCE -- 2.5%
      ACE                                  6,500          338
      American International Group         4,030          266
                                                  ------------
                                                          604
      REINSURANCE -- 0.7%
      PartnerRe                            2,700          168
                                                  ------------
      SUPER-REGIONAL BANKS-US -- 1.2%
      Bank of America                      6,400          291
                                                  ------------
    Total Financial (Cost $ 3,254)                      3,446
                                                  ------------
    HEALTH CARE -- 15.5%
      DRUG DELIVERY SYSTEMS -- 1.3%
      Hospira*                             8,200          323
                                                  ------------
      MEDICAL INFORMATION SYSTEMS -- 0.3%
      Cerner*                              1,740           82
                                                  ------------
      MEDICAL INSTRUMENTS -- 0.3%
      Intuitive Surgical*                    610           72
                                                  ------------
      MEDICAL PRODUCTS -- 0.7%
      Varian Medical Systems*              2,800          157
                                                  ------------
      MEDICAL-BIOMEDICAL/GENETIC -- 3.7%
      Biogen Idec*                         4,500          212
      Celgene*                             2,480          110
      Genentech*                           5,310          449
      Genzyme*                             1,690          113
                                                  ------------
                                                          884
      MEDICAL-DRUGS -- 4.3%
      Allergan                               770           83
      Cephalon*                            3,200          193
      Pfizer                               4,690          117


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      MEDICAL-DRUGS -- CONTINUED
      Roche Holdings Limited ADR           1,520  $       113
      Sepracor*                            2,100          102
      Wyeth                                8,900          432
                                                  ------------
                                                        1,040
      MEDICAL-GENERIC DRUGS -- 0.2%
      Teva Pharmaceutical ADR              1,400           58
                                                  ------------
      MEDICAL-HMO -- 0.9%
      Humana*                              1,060           56
      WellPoint*                           2,040          158
                                                  ------------
                                                          214
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.3%
      AmerisourceBergen                    1,360           66
                                                  ------------
      PHARMACY SERVICES -- 1.4%
      Caremark Rx                          1,970           97
      Express Scripts*                     1,450          127
      Omnicare                             2,000          110
                                                  ------------
                                                          334
      PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.6%
      Psychiatric Solutions*               4,400          146
                                                  ------------
      THERAPEUTICS -- 0.8%
      Gilead Sciences*                     3,020          188
                                                  ------------
      X-RAY EQUIPMENT -- 0.7%
      Hologic*                             3,100          172
                                                  ------------
    Total Health Care (Cost $ 3,267)                    3,736
                                                  ------------
    INDUSTRIAL -- 8.7%
      AEROSPACE/DEFENSE -- 0.7%
      Boeing                               2,010          157
                                                  ------------
      BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.5%
      Cemex  ADR                           2,020          132
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 3.7%
      Danaher                              2,900          184
      General Electric                    14,650          510
      Roper Industries                     2,140          104
      Textron                              1,030           96
                                                  ------------
                                                          894
      ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.6%
      Emerson Electric                     4,500          376
                                                  ------------
      MACHINERY-CONSTRUCTION & MINING -- 0.6%
      Joy Global                           2,360          141
                                                  ------------
      MACHINERY-FARM -- 1.3%
      Deere                                3,900          308
                                                  ------------
      METAL PROCESSORS & FABRICATORS -- 0.3%
      Precision Castparts                  1,330           79
                                                  ------------
    Total Industrial (Cost $ 1,905)                     2,087
                                                  ------------

2                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Portfolio
March 31, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
    SERVICES -- 2.4%
      E-COMMERCE/SERVICES -- 2.1%
      eBay*                               13,060  $       510
                                                  ------------
      TELECOMMUNICATION SERVICES -- 0.3%
      Time Warner Telecom, Cl A*           3,290           59
                                                  ------------
    Total Services (Cost $ 280)                           569
                                                  ------------
    TECHNOLOGY -- 21.9%
      APPLICATIONS SOFTWARE -- 0.3%
      Salesforce.com*                      2,210           80
                                                  ------------
      CELLULAR TELECOMMUNICATIONS -- 2.1%
      America Movil ADR, Ser L             7,360          252
      NII Holdings*                        4,220          249
                                                  ------------
                                                          501
      COMPUTER AIDED DESIGN -- 1.1%
      Autodesk                             6,600          254
                                                  ------------
      COMPUTERS -- 3.9%
      Apple Computer*                      7,290          457
      Hewlett-Packard                     14,900          490
                                                  ------------
                                                          947
      DATA PROCESSING/MANAGEMENT -- 1.8%
      First Data                           7,500          351
      Global Payments                      1,560           83
                                                  ------------
                                                          434
      E-MARKETING/INFORMATION -- 0.5%
      aQuantive*                           5,600          132
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.8%
      Advanced Micro Devices*              4,530          150
      Broadcom, Cl A*                      3,900          168
      Micron Technology*                   7,700          114
                                                  ------------
                                                          432
      INTERNET INFRASTRUCTURE SOFTWARE -- 0.2%
      F5 Networks*                           810           59
                                                  ------------
      NETWORKING PRODUCTS -- 1.0%
      Cisco Systems*                      10,760          233
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.6%
      Marvell Technology Group*            2,510          136
                                                  ------------
      SEMICONDUCTOR EQUIPMENT -- 0.9%
      Applied Materials                   11,850          207
                                                  ------------
      TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 2.1%
      Corning*                            19,240          518
                                                  ------------
      TELEPHONE-INTEGRATED -- 0.3%
      China Netcom Group ADR               2,330           83
                                                  ------------
      WEB PORTALS/ISP -- 2.1%
      Google, Cl A*                        1,270          495
                                                  ------------
      WIRELESS EQUIPMENT -- 3.2%
      Nokia ADR                           14,100          292


                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
      WIRELESS EQUIPMENT -- CONTINUED
      Qualcomm                             9,500  $       481
                                                  ------------
                                                          773
                                                  ------------
    Total Technology (Cost $ 4,139)                     5,284
                                                  ------------
    TRANSPORTATION -- 2.0%
      TRANSPORT-RAIL -- 1.7%
      Burlington Northern Santa Fe         1,190           99
      Norfolk Southern                     5,600          303
                                                  ------------
                                                          402
      TRANSPORT-SERVICES -- 0.3%
      CH Robinson Worldwide                1,600           79
                                                  ------------
    Total Transportation (Cost $ 424)                     481
                                                  ------------
    UTILITIES -- 0.6%
      WATER -- 0.6%
      Aqua America                         4,830          134
                                                  ------------
    Total Utilities (Cost $ 133)                          134
                                                  ------------
Total Common Stock
  (Cost $20,872)                                       23,930
                                                  ------------

REPURCHASE AGREEMENT -- 1.5%
  Morgan Stanley 4.550%, dated
    03/31/06, to be repurchased
    on 04/03/06, repurchase price
    $354,082 (collateralized by a
    U.S. Government obligation,
    par value $586,731, 4.790%,
    02/15/16, total market value
    $361,027(A)                             $354          354
                                                  ------------
Total Repurchase Agreement
  (Cost $354)                                             354
                                                  ------------

Total Investments -- 100.9% +
  (Cost $21,226)                                       24,284
                                                  ------------

Other Assets and Liabilities, Net -- (0.9%)               (207)
                                                  ------------

Net Assets -- 100.0%                               $    24,077
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
HMO -- Health Maintenance Organization
ISP -- Internet Service Provider
Ser -- Series
Cost figures are shown with "000's" omitted.

+ At March 31, 2006, the tax basis cost of the Portfolio's investments was $21,225,554, and the unrealized appreciation and depreciation were $3,465,672 and $(407,264), respectively.

 For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

3                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Fund
March 31, 2006 (Unaudited)

                                                     MARKET
NDESCRIPTION                           SHARES      VALUE (000)

COMMON STOCK -- 99.3%
    BASIC MATERIALS -- 0.9%
      CHEMICALS-DIVERSIFIED -- 0.9%
      Dow Chemical                        17,500  $       710
                                                  ------------
    Total Basic Materials (Cost $ 763)                    710
                                                  ------------
    CONSUMER CYCLICAL -- 11.2%
      APPAREL MANUFACTURERS -- 1.6%
      Coach*                              36,140        1,250
                                                  ------------
      AUDIO/VIDEO PRODUCTS -- 0.9%
      Harman International                 6,200          689
                                                  ------------
      AUTO-CARS/LIGHT TRUCKS -- 1.2%
      Toyota Motor ADR                     8,980          978
                                                  ------------
      CASINO SERVICES -- 0.7%
      Scientific Games, Cl A*             16,660          585
                                                  ------------
      HOTELS & MOTELS -- 2.4%
      Marriott International, Cl A        16,300        1,118
      Starwood Hotels & Resorts
         Worldwide                        12,140          823
                                                  ------------
                                                        1,941
      RETAIL-APPAREL/SHOE -- 0.4%
      Chico's FAS*                         7,300          297
                                                  ------------
      RETAIL-COMPUTER EQUIPMENT -- 0.4%
      GameStop, Cl A*                      7,600          358
                                                  ------------
      RETAIL-OFFICE SUPPLIES -- 1.5%
      Staples                             45,450        1,160
                                                  ------------
      RETAIL-PET FOOD & SUPPLIES -- 0.4%
      Petsmart                            12,700          357
                                                  ------------
      RETAIL-RESTAURANTS -- 0.8%
      Starbucks*                          16,000          602
                                                  ------------
      RETAIL-SPORTING GOODS -- 0.9%
      Dick's Sporting Goods*              18,300          726
                                                  ------------
    Total Consumer Cyclical (Cost $ 8,115)              8,943
                                                  ------------
    CONSUMER NON-CYCLICAL -- 6.7%
      AGRICULTURAL OPERATIONS -- 1.3%
      Archer-Daniels-Midland              31,460        1,059
                                                  ------------
      BEVERAGES-NON-ALCOHOLIC -- 3.1%
      PepsiCo                             42,200        2,439
                                                  ------------
      FOOD-CONFECTIONERY -- 1.1%
      WM Wrigley Jr.                      13,500          864
                                                  ------------
      FOOD-RETAIL -- 1.2%
      Whole Foods Market                  15,000          996
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 5,308)          5,358
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
    ENERGY -- 13.7%
      COAL -- 1.8%
      Peabody Energy                      28,280  $     1,426
                                                  ------------
      OIL & GAS DRILLING -- 2.3%
      Nabors Industries*                  22,800        1,632
      Rowan                                5,000          220
                                                  ------------
                                                        1,852
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.9%
      Southwestern Energy*                31,500        1,014
      XTO Energy                          29,320        1,277
                                                  ------------
                                                        2,291
      OIL COMPANIES-INTEGRATED -- 1.2%
      Exxon Mobil                         16,400          998
                                                  ------------
      OIL FIELD MACHINERY & EQUIPMENT -- 2.7%
      National Oilwell Varco*             33,200        2,129
                                                  ------------
      OIL REFINING & MARKETING -- 1.9%
      Valero Energy                       25,200        1,506
                                                  ------------
      OIL-FIELD SERVICES -- 0.9%
      BJ Services                         20,200          699
                                                  ------------
    Total Energy (Cost $ 11,068)                       10,901
                                                  ------------
    FINANCIAL -- 13.4%
      COMMERCIAL BANKS NON-US -- 1.6%
      Mitsubishi Tokyo Financial
         Group ADR                        81,850        1,245
                                                  ------------
      FINANCE-INVESTMENT BANKER/BROKER -- 3.8%
      Charles Schwab                      85,420        1,470
      Merrill Lynch                       19,730        1,554
                                                  ------------
                                                        3,024
      FINANCE-OTHER SERVICES -- 2.7%
      Chicago Mercantile Exchange
         Holdings                          4,800        2,148
                                                  ------------
      MULTI-LINE INSURANCE -- 3.4%
      ACE                                 21,100        1,098
      American International Group        24,200        1,599
                                                  ------------
                                                        2,697
      REINSURANCE -- 0.7%
      PartnerRe                            9,000          559
                                                  ------------
      SUPER-REGIONAL BANKS-US -- 1.2%
      Bank of America                     20,900          951
                                                  ------------
    Total Financial (Cost $ 9,872)                     10,624
                                                  ------------
    HEALTH CARE -- 15.7%
      DRUG DELIVERY SYSTEMS -- 1.3%
      Hospira*                            26,800        1,058
                                                  ------------
      MEDICAL INSTRUMENTS -- 1.8%
      Intuitive Surgical*                 12,310        1,453
                                                  ------------

1                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Fund
March 31, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      MEDICAL PRODUCTS -- 0.7%
      Varian Medical Systems*              9,200  $       517
                                                  ------------
      MEDICAL-BIOMEDICAL/GENETIC -- 2.1%
      Biogen Idec*                        14,600          687
      Genentech*                          11,900        1,006
                                                  ------------
                                                        1,693
      MEDICAL-DRUGS -- 3.0%
      Cephalon*                           10,400          626
      Sepracor*                            7,000          342
      Wyeth                               29,600        1,436
                                                  ------------
                                                        2,404
      MEDICAL-HMO -- 1.6%
      WellPoint*                          16,320        1,264
                                                  ------------
      PHARMACY SERVICES -- 2.1%
      Express Scripts*                    13,800        1,213
      Omnicare                             8,300          456
                                                  ------------
                                                        1,669
      PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.6%
      Psychiatric Solutions*              14,200          470
                                                  ------------
      THERAPEUTICS -- 1.8%
      Gilead Sciences*                    23,110        1,438
                                                  ------------
      X-RAY EQUIPMENT -- 0.7%
      Hologic*                            10,100          559
                                                  ------------
    Total Health Care (Cost $ 12,221)                  12,525
                                                  ------------
    INDUSTRIAL -- 8.8%
      BUILDING PRODUCTS-CEMENT/AGGREGATE -- 1.6%
      Cemex ADR                           19,690        1,286
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 3.2%
      Danaher                              9,500          604
      General Electric                    56,570        1,967
                                                  ------------
                                                        2,571
      ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.5%
      Emerson Electric                    14,700        1,229
                                                  ------------
      MACHINERY-CONSTRUCTION & MINING -- 1.2%
      Joy Global                          15,560          930
                                                  ------------
      MACHINERY-FARM -- 1.3%
      Deere                               12,900        1,020
                                                  ------------
    Total Industrial (Cost $ 6,553)                     7,036
                                                  ------------
    SERVICES -- 2.5%
      E-COMMERCE/SERVICES -- 2.5%
      eBay*                               50,240        1,962
                                                  ------------
    Total Services (Cost $ 931)                         1,962
                                                  ------------
    TECHNOLOGY -- 25.1%
      APPLICATIONS SOFTWARE -- 1.2%
      Salesforce.com*                     26,640          968
                                                  ------------

                                    SHARES/FACE       MARKET
DESCRIPTION                         VALUE (000)    VALUE (000)
      CELLULAR TELECOMMUNICATIONS -- 3.7%
      America Movil ADR, Ser L            39,350  $     1,348
      NII Holdings*                       27,590        1,627
                                                  ------------
                                                        2,975
      COMPUTER AIDED DESIGN -- 1.1%
      Autodesk                            21,850          842
                                                  ------------
      COMPUTERS -- 4.0%
      Apple Computer*                     31,590        1,981
      Hewlett-Packard                     37,400        1,231
                                                  ------------
                                                        3,212
      DATA PROCESSING/MANAGEMENT -- 3.1%
      First Data                          24,500        1,147
      Global Payments                     24,460        1,297
                                                  ------------
                                                        2,444
      E-MARKETING/INFORMATION -- 0.6%
      aQuantive*                          18,500          435
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.1%
      Advanced Micro Devices*             26,940          893
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.2%
      Marvell Technology Group*           18,270          988
                                                  ------------
      SEMICONDUCTOR EQUIPMENT -- 1.2%
      Applied Materials                   54,060          947
                                                  ------------
      TELECOMMUNICATION EQUIPMENT-FIBER OPTICS -- 1.6%
      Corning*                            46,400        1,249
                                                  ------------
      WEB PORTALS/ISP -- 2.5%
      Google, Cl A*                        5,110        1,993
                                                  ------------
      WIRELESS EQUIPMENT -- 3.8%
      Nokia ADR                           46,200          957
      Qualcomm                            41,340        2,092
                                                  ------------
                                                        3,049
                                                  ------------
    Total Technology (Cost $ 16,651)                   19,995
                                                  ------------
    TRANSPORTATION -- 1.3%
      TRANSPORTATION-RAIL -- 1.3%
      Norfolk Southern                    18,400          995
                                                  ------------
    Total Transportation (Cost $ 914)                     995
                                                  ------------
Total Common Stock
  (Cost $72,396)                                       79,049
                                                  ------------

REPURCHASE AGREEMENT -- 1.2%
  Deustche Bank 4.650%, dated
    03/31/06, to be repurchased
    on 04/03/06, repurchase price
    $936,172 (collateralized by a
    U.S. Government obligation,
    par value $752,000, 11.750%,
    11/15/14, total market value
    $955,456)(A)                            $936          936
                                                  ------------
Total Repurchase Agreement
  (Cost $936)                                             936
                                                  ------------

2                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Fund
March 31, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                                        VALUE (000)

Total Investments -- 100.5% +
  (Cost $73,332)                                      $79,985
                                                  ------------

Other Assets and Liabilities, Net -- (0.5%)               (390)
                                                  ------------

Net Assets -- 100.0%                               $    79,595
                                                  ============
* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
HMO -- Health Maintenance Organization
ISP -- Internet Service Provider
Cost figures are shown with "000's" omitted.

+ At March 31, 2006, the tax basis cost of the Portfolio's investments was $73,331,622, and the unrealized appreciation and depreciation were $8,459,489 and $(1,805,659), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

3                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Portfolio
March 31, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)

COMMON STOCK -- 97.8%
    BASIC MATERIALS -- 9.0%
      CHEMICALS-DIVERSIFIED -- 1.3%
      Lyondell Chemical                   22,000          438
      Olin                                14,790          317
                                                  ------------
                                                          755
      CHEMICALS-PLASTICS -- 0.4%
      Spartech                             9,680          232
                                                  ------------
      CHEMICALS-SPECIALTY -- 1.3%
      Chemtura                            26,040          307
      Eastman Chemical                     8,380          429
                                                  ------------
                                                          736
      INDUSTRIAL GASES -- 1.3%
      Air Products & Chemicals            10,880          731
                                                  ------------
      NON-FERROUS METALS -- 0.6%
      USEC                                31,540          380
                                                  ------------
      PAPER & RELATED PRODUCTS -- 4.1%
      Abiti-Consolidated                 153,660          638
      MeadWestvaco                        27,570          753
      Smurfit-Stone Container*            74,420        1,010
                                                  ------------
                                                        2,401
                                                  ------------
    Total Basic Materials (Cost $ 5,095)                5,235
                                                  ------------
    CONSUMER CYCLICAL -- 13.3%
      CRUISE LINES -- 0.6%
      Royal Caribbean Cruises              8,750          368
                                                  ------------
      DISTRIBUTION/WHOLESALE -- 1.1%
      CDW                                 10,840          638
                                                  ------------
      GOLF -- 0.9%
      Callaway Golf                       29,370          505
                                                  ------------
      HOME FURNISHINGS -- 0.6%
      Tempur-Pedic International*         24,680          349
                                                  ------------
      HOTELS & MOTELS -- 1.2%
      Fairmont Hotels & Resorts           15,350          686
                                                  ------------
      MOTION PICTURES & SERVICES -- 1.0%
      DreamWorks Animation, Cl A*         22,000          582
                                                  ------------
      PUBLISHING-BOOKS -- 1.7%
      Scholastic*                         36,770          984
                                                  ------------
      RADIO -- 0.4%
      Westwood One                        23,500          260
                                                  ------------
      RETAIL-OFFICE SUPPLIES -- 1.5%
      OfficeMax                           28,100          848
                                                  ------------
      RETAIL-PET FOOD & SUPPLIES -- 1.2%
      Petco Animal Supplies*              28,680          676
                                                  ------------
      RETAIL-REGIONAL DEPARTMENT STORE -- 1.0%
      Kohl's*                             11,400          604
                                                  ------------

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
      RETAIL-RESTAURANTS -- 2.1%
      CBRL Group                           3,860  $       170
      Outback Steakhouse                  24,690        1,086
                                                  ------------
                                                        1,256
                                                  ------------
    Total Consumer Cyclical (Cost $ 7,607)              7,756
                                                  ------------
    CONSUMER NON-CYCLICAL -- 2.0%
      AGRICULTURAL OPERATIONS -- 1.0%
      Tejon Ranch*                        11,910          582
                                                  ------------
      FOOD-WHOLESALE/DISTRIBUTION -- 1.0%
      United Natural Foods*               16,150          565
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 1,017)          1,147
                                                  ------------
    ENERGY -- 4.5%
      OIL & GAS DRILLING -- 2.2%
      Pride International*                17,870          557
      Rowan                               10,010          440
      Todco, Cl A                          7,150          282
                                                  ------------
                                                        1,279
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.5%
      Pogo Producing                       5,930          298
                                                  ------------
      OIL-FIELD SERVICES -- 0.5%
      Tidewater                            5,600          309
                                                  ------------
      PIPELINES -- 1.3%
      El Paso                             63,060          760
                                                  ------------
    Total Energy (Cost $ 1,618)                         2,646
                                                  ------------
    FINANCIAL -- 16.1%
      COMMERCIAL BANKS-EASTERN US -- 0.8%
      Commerce Bancorp                    12,810          469
                                                  ------------
      FINANCE-CONSUMER LOANS -- 1.5%
      First Marblehead                    20,440          884
                                                  ------------
      FINANCE-INVESTMENT BANKER/BROKER -- 0.4%
      Greenhill                            3,510          232
                                                  ------------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.7%
      Federated Investors, Cl B            9,860          385
                                                  ------------
      LIFE/HEALTH INSURANCE -- 0.9%
      UnumProvident                       26,040          533
                                                  ------------
      MULTI-LINE INSURANCE -- 1.8%
      Assurant                             6,840          337
      XL Capital, Cl A                    10,730          688
                                                  ------------
                                                        1,025
      PROPERTY/CASUALTY INSURANCE -- 0.9%
      Fidelity National Financial         15,690          557
                                                  ------------
      REAL ESTATE OPERATION/DEVELOPMENT -- 0.7%
      St. Joe                              6,580          414
                                                  ------------
      REINSURANCE -- 4.2%
      Aspen Insurance Holdings            34,930          861
      Axis Capital Holdings               25,580          765

1                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Portfolio
March 31, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      REINSURANCE -- CONTINUED
      Odyssey Re Holdings                 37,240  $       808
                                                  ------------
                                                        2,434
      REITS-HOTELS -- 2.0%
      Host Hotels & Resorts               54,940        1,176
                                                  ------------
      REITS-OFFICE PROPERTY -- 1.2%
      American Financial Realty
      Trust                               62,790          732
                                                  ------------
      S&L/THRIFTS-EASTERN US -- 1.0%
      NewAlliance Bancshares              40,330          582
                                                  ------------
    Total Financial (Cost $ 8,221)                      9,423
                                                  ------------
    HEALTH CARE -- 15.1%
      DIAGNOSTIC EQUIPMENT -- 0.6%
      Cytyc*                              11,960          337
                                                  ------------
      DIALYSIS CENTERS -- 1.1%
      DaVita*                             10,310          621
                                                  ------------
      DRUG DELIVERY SYSTEMS -- 1.4%
      Conor Medsystems*                   27,020          794
                                                  ------------
      MEDICAL INFORMATION SYSTEMS -- 0.8%
      IMS Health                          18,640          480
                                                  ------------
      MEDICAL INSTRUMENTS -- 0.7%
      Symmetry Medical*                   20,550          436
                                                  ------------
      MEDICAL PRODUCTS -- 1.3%
      Becton Dickinson                     6,300          388
      Mentor                               7,770          352
                                                  ------------
                                                          740
      MEDICAL-BIOMEDICAL/GENETIC -- 1.4%
      Invitrogen*                         11,400          800
                                                  ------------
      MEDICAL-DRUGS -- 1.6%
      Angiotech Pharmaceuticals*          64,970          962
                                                  ------------
      MEDICAL-GENERIC DRUGS -- 1.4%
      Barr Pharmaceuticals*                7,360          463
      Watson Pharmaceuticals*             12,830          369
                                                  ------------
                                                          832
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 2.4%
      Amsurg*                             18,890          429
      Lincare Holdings*                   25,040          975
                                                  ------------
                                                        1,404
      THERAPEUTICS -- 2.4%
      CV Therapeutics*                    43,960          970
      Medicines*                          22,110          455
                                                  ------------
                                                        1,425
                                                  ------------
    Total Health Care (Cost $ 7,876)                    8,831
                                                  ------------
    INDUSTRIAL -- 7.0 %
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.5%
      USG*                                 3,130          297
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      DIVERSIFIED MANUFACTURING OPERATIONS -- 1.7%
      Dover                               12,210  $       593
      Trinity Industries                   7,020          382
                                                  ------------
                                                          975
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 1.6%
      Symbol Technologies                 84,650          895
                                                  ------------
      MACHINERY-PRINT TRADE -- 1.8%
      Zebra Technologies, Cl A*           23,660        1,058
                                                  ------------
      TRANSPORT-EQUIPMENT & LEASNG -- 1.4%
      GATX                                20,170          833
                                                  ------------
    Total Industrial (Cost $ 3,224)                     4,058
                                                  ------------
    SERVICES -- 4.8%
      ADVERTISING AGENCIES -- 0.8%
      Interpublic Group*                  47,870          458
                                                  ------------
      COMMERCIAL SERVICES -- 1.9%
      ChoicePoint*                        24,900        1,114
                                                  ------------
      COMPUTER SERVICES -- 2.1%
      DST Systems*                        12,900          748
      Manhattan Associates*               21,200          466
                                                  ------------
                                                        1,214
                                                  ------------
    Total Services (Cost $ 2,499)                       2,786
                                                  ------------
    TECHNOLOGY -- 23.1%
      APPLICATIONS SOFTWARE -- 3.6%
      Citrix Systems*                     23,140          877
      Intuit*                              8,440          449
      Satyam Computer Services ADR        18,190          796
                                                  ------------
                                                        2,122
      CIRCUIT BOARDS -- 0.5%
      Multi-Fineline Electronix*           5,040          295
                                                  ------------
      DATA PROCESSING/MANAGEMENT -- 3.7%
      Dun & Bradstreet*                    9,540          731
      MoneyGram International             11,510          354
      NAVTEQ*                             11,640          590
      SEI Investments                     12,360          501
                                                  ------------
                                                        2,176
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.5%
      Flextronics International*          83,490          864
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.6%
      DSP Group*                          11,230          326
      International Rectifier*             9,300          385
      QLogic*                             21,040          407
      Semtech*                            21,650          388
                                                  ------------
                                                        1,506
      ENTERPRISE SOFTWARE/SERVICES -- 1.5%
      Lawson Software*                   113,090          867
                                                  ------------
      INTERNET INFRASTRUCTURE EQUIPMENT -- 0.8%
      Avocent*                            14,540          461
                                                  ------------

2                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Portfolio
March 31, 2006 (Unaudited)

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
      INTERNET SECURITY -- 1.5%
      Symantec*                           32,374  $       545
      VeriSign*                           14,780          354
                                                  ------------
                                                          899
      NETWORKING PRODUCTS -- 0.7%
      Foundry Networks*                   21,360          388
                                                  ------------
      OFFICE AUTOMATION & EQUIPMENT -- 2.1%
      Pitney Bowes                        13,850          594
      Xerox*                              42,500          646
                                                  ------------
                                                        1,240
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.9%
      Emulex*                             33,410          571
      Maxim Integrated Products           14,060          522
                                                  ------------
                                                        1,093
      TELECOMMUNICATION EQUIPMENT -- 1.3%
      Plantronics                         14,340          508
      Tellabs*                            17,200          274
                                                  ------------
                                                          782
      TELECOMMUNICATION SERVICES -- 1.4%
      Amdocs*                             21,780          785
                                                  ------------
    Total Technology (Cost $ 11,225)                   13,478
                                                  ------------
    UTILITIES -- 2.9%
      INDEPENDENT POWER PRODUCER -- 2.9%
      Mirant*                             27,500          688
      Reliant Energy*                     96,880        1,025
                                                  ------------
                                                        1,713
                                                  ------------
    Total Utilities (Cost $ 1,723)                      1,713
                                                  ------------
Total Common Stock
  (Cost $50,105)                                       57,073
                                                  ------------

REPURCHASE AGREEMENT -- 2.9%
  Morgan Stanley 4.710%, dated
    03/31/06, to be repurchased
    on 04/03/06, repurchase price
    $1,718,619 (collateralized by
    a U.S. Government obligation,
    par value $1,840,000, 0.000%,
    02/16/07, total market value
    $1,756,464)(A)                        $1,718        1,718
                                                  ------------
Total Repurchase Agreement
  (Cost $1,718)                                         1,718
                                                  ------------

Total Investments -- 100.7% +
  (Cost $51,823)                                       58,791
                                                  ------------

Other Assets and Liabilities, Net -- (0.7%)               (382)
                                                  ------------

Net Assets -- 100.0%                               $    58,409
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REITs -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

+ At March 31, 2006, the tax basis cost of the Portfolio's investments was $51,822,606, and the unrealized appreciation and depreciation were $8,264,444 and $(1,295,708), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

3                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Select Value Portfolio
March 31, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)

COMMON STOCK -- 96.8%
    BASIC MATERIALS -- 5.7%
      CHEMICALS-DIVERSIFIED -- 2.9%
      EI Du Pont de Nemours               34,800  $     1,469
                                                  ------------
      PAPER & RELATED PRODUCTS -- 2.8%
      International Paper                 40,000        1,383
                                                  ------------
    Total Basic Materials (Cost $ 2,813)                2,852
                                                  ------------
    CONSUMER CYCLICAL -- 12.5%
      ATHLETIC FOOTWEAR -- 1.7%
      Nike, Cl B                           9,800          834
                                                  ------------
      CABLE TV -- 6.4%
      Comcast, Cl A*                     121,400        3,171
                                                  ------------
      RETAIL-BUILDING PRODUCTS -- 4.4%
      Home Depot                          52,100        2,204
                                                  ------------
    Total Consumer Cyclical (Cost $ 5,908)              6,209
                                                  ------------
    CONSUMER NON-CYCLICAL -- 10.1%
      BEVERAGES-NON-ALCOHOLIC -- 3.7%
      Coca-Cola                           43,400        1,817
                                                  ------------
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 2.0%
      General Mills                       20,000        1,014
                                                  ------------
      FOOD-WHOLESALE/DISTRIBUTION -- 4.4%
      Sysco                               69,000        2,211
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 4,924)          5,042
                                                  ------------
    ENERGY -- 13.6%
      OIL COMPANIES-INTEGRATED -- 10.7%
      Chevron                             24,500        1,420
      ConocoPhillips                      28,600        1,806
      Exxon Mobil                         34,400        2,094
                                                  ------------
                                                        5,320
      PIPELINES -- 2.9%
      El Paso                            121,900        1,469
                                                  ------------
    Total Energy (Cost $ 4,794)                         6,789
                                                  ------------
    FINANCIAL -- 21.3%
      FINANCE-INVESTMENT BANKER/BROKER -- 11.2%
      Goldman Sachs                       10,700        1,679
      JPMorgan Chase                      53,700        2,236
      Morgan Stanley                      26,300        1,652
                                                  ------------
                                                        5,567
      INSURANCE BROKERS -- 2.8%
      Marsh & McLennan                    48,400        1,421
                                                  ------------
      MULTI-LINE INSURANCE -- 4.9%
      American International Group        22,300        1,474
      XL Capital, Cl A                    15,100          968
                                                  ------------
                                                        2,442


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      PROPERTY/CASUALTY INSURANCE -- 2.4%
      St. Paul Travelers                  29,000  $     1,212
                                                  ------------
    Total Financial (Cost $ 9,222)                     10,642
                                                  ------------
    HEALTH CARE -- 7.9%
      MEDICAL PRODUCTS -- 3.5%
      Johnson & Johnson                   29,100        1,723
                                                  ------------
      MEDICAL-DRUGS -- 4.4%
      Abbott Laboratories                 33,900        1,440
      Pfizer                              30,200          753
                                                  ------------
                                                        2,193
                                                  ------------
    Total Health Care (Cost $ 3,930)                    3,916
                                                  ------------
    INDUSTRIAL -- 8.4%
      DIVERSIFIED MANUFACTURING OPERATIONS -- 5.5%
      General Electric                    78,800        2,740
                                                  ------------
      NON-HAZARDOUS WASTE DISPOSAL -- 2.9%
      Waste Management                    40,900        1,444
                                                  ------------
    Total Industrial (Cost $ 3,888)                     4,184
                                                  ------------
    SERVICES -- 2.4%
      TELEPHONE-INTEGRATED -- 2.4%
      Verizon Communications              34,400        1,172
                                                  ------------
    Total Services (Cost $ 1,287)                       1,172
                                                  ------------
    TECHNOLOGY -- 12.7%
      APPLICATIONS SOFTWARE -- 6.4%
      Microsoft                          117,100        3,186
                                                  ------------
      INTERNET SECURITY -- 3.6%
      Symantec*                          106,700        1,796
                                                  ------------
      SEMICONDUCTOR EQUIPMENT -- 2.7%
      Applied Materials                   75,900        1,329
                                                  ------------
    Total Technology (Cost $ 6,394)                     6,311
                                                  ------------
    TRANSPORTATION -- 2.2%
      TRANSPORT-SERVICES -- 2.2%
      United Parcel Service, Cl B         14,000        1,112
                                                  ------------
    Total Transportation (Cost $ 1,061)                 1,112
                                                  ------------
Total Common Stock
  (Cost $44,221)                                       48,229
                                                  ------------

1                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Select Value Portfolio
March 31, 2006 (Unaudited)

                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)

REPURCHASE AGREEMENT -- 3.4%
  Deutsche Bank 4.650%, dated
    03/31/06, to be repurchased
    on 04/03/06, repurchase price
    $1,719,078 (collateralized by
    a U.S. Government obligation,
    par value $1,795,000, 5.800%,
    01/27/20, total market value
    $1,752,927)(A)                        $1,718       $1,718
                                                  ------------
Total Repurchase Agreement
  (Cost $1,718)                                         1,718
                                                  ------------

Total Investments -- 100.2% +
  (Cost $45,939)                                       49,947
                                                  ------------

Other Assets and Liabilities, Net -- (0.2%)               (100)
                                                  ------------

Net Assets -- 100.0%                              $    49,847
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At March 31, 2006, the tax basis cost of the Portfolio's investments was $45,939,297, and the unrealized appreciation and depreciation were $5,062,095 and $(1,054,847) respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.



2                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio
March 31, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)

COMMON STOCK -- 96.7%
    BASIC MATERIALS -- 5.9%
      CHEMICALS-DIVERSIFIED -- 0.7%
      Olin                                34,780  $       747
                                                  ------------
      CHEMICALS-PLASTICS -- 0.4%
      PolyOne*                            48,800          455
                                                  ------------
      CHEMICALS-SPECIALTY -- 0.9%
      Hercules*                           22,600          312
      MacDermid                           20,615          663
                                                  ------------
                                                          975
      DIVERSIFIED MINERALS -- 0.3%
      AMCOL International                 10,535          303
                                                  ------------
      METAL-DIVERSIFIED -- 0.3%
      Hecla Mining*                       54,600          361
                                                  ------------
      PAPER & RELATED PRODUCTS -- 2.6%
      Abiti-Consolidated                 106,100          440
      Bowater                             24,900          737
      Caraustar Industries*               83,531          859
      Domtar                              36,000          257
      Neenah Paper                        21,615          708
                                                  ------------
                                                        3,001
      QUARRYING -- 0.2%
      Birch Mountain Resources*           29,205          216
                                                  ------------
      STEEL-PRODUCERS -- 0.5%
      Carpenter Technology                 6,405          605
                                                  ------------
    Total Basic Materials (Cost $ 5,974)                6,663
                                                  ------------
    CONSUMER CYCLICAL -- 17.2%
      AUDIO/VIDEO PRODUCTS -- 1.4%
      Dolby Laboratories, Cl A*           25,680          537
      Harman International                 9,205        1,023
                                                  ------------
                                                        1,560
      BROADCAST SERVICES/PROGRAMMING -- 0.8%
      Nexstar Broadcasting Group,
             Cl A*                       166,450          865
                                                  ------------
      CABLE TV -- 2.4%
      Mediacom Communications,
         Cl A*                           297,217        1,709
      Rodgers Communications,
            Cl B                          26,190          999
                                                  ------------
                                                        2,708
      DISTRIBUTION/WHOLESALE -- 0.5%
      CDW                                  8,870          522
                                                  ------------
      GAMBLING (NON-HOTEL) -- 0.2%
      Isle of Capri Casinos*               6,600          220
                                                  ------------
      GOLF -- 0.2%
      Callaway Golf                       16,520          284
                                                  ------------
      HOME FURNISHINGS -- 0.5%
      Tempur-Pedic International*         41,000          580
                                                  ------------


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      HOTELS & MOTELS -- 0.7%
      Jameson Inns*                      301,121  $       738
                                                  ------------
      MULTIMEDIA -- 1.4%
      Corus Entertainment, Cl B            8,735          268
      Entravision
         Communications,   Cl A*          85,955          787
      Gemstar-TV Guide
         International*                  170,638          527
                                                  ------------
                                                        1,582
      PUBLISHING-BOOKS -- 1.2%
      John Wiley & Sons, Cl A             20,675          783
      Scholastic*                         22,580          604
                                                  ------------
                                                        1,387
      PUBLISHING-NEWSPAPERS -- 0.3%
      Journal Register                    30,650          373
                                                  ------------
      PUBLISHING-PERIODICALS -- 0.6%
      Reader's Digest Association         47,735          704
                                                  ------------
      RADIO -- 1.1%
      Radio One, Cl A*                    47,800          358
      Radio One, Cl D*                    56,100          418
      Spanish Broadcasting
         System, Cl A*                    92,950          514
                                                  ------------
                                                        1,290
      RESORTS/THEME PARKS -- 1.1%
      Vail Resorts*                       31,290        1,196
                                                  ------------
      RETAIL-AUTO PARTS -- 0.5%
      Advance Auto Parts                  14,740          614
                                                  ------------
      RETAIL-DISCOUNT -- 0.4%
      Tuesday Morning                     21,355          493
                                                  ------------
      RETAIL-HAIR SALONS -- 0.4%
      Regis                               13,115          452
                                                  ------------
      RETAIL-JEWELRY -- 0.5%
      Tiffany                             14,405          541
                                                  ------------
      RETAIL-RESTAURANTS -- 0.6%
      Triarc, Cl A                        35,580          649
                                                  ------------
      RETAIL-VIDEO RENTAL -- 0.9%
      Blockbuster, Cl A                  244,900          971
                                                  ------------
      TELEVISION -- 1.3%
      Sinclair Broadcast Group,
      Cl A                               183,150        1,493
                                                  ------------
      TRAVEL SERVICES -- 0.2%
      Ambassadors Group                   11,160          283
                                                  ------------
    Total Consumer Cyclical (Cost $ 21,479)            19,505
                                                  ------------
    CONSUMER NON-CYCLICAL -- 3.4%
      AGRICULTURAL OPERATIONS -- 1.1%
      Delta & Pine Land                   20,100          606
      Tejon Ranch*                        14,400          704
                                                  ------------
                                                        1,310

1                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio
March 31, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      CONSUMER PRODUCTS-MISCELLANEOUS -- 1.1%
      Helen of Troy*                      27,850  $       590
      Scotts Miracle-Gro, Cl A            13,625          624
                                                  ------------
                                                        1,214
      FOOD-DAIRY PRODUCTS -- 0.7%
      Dean Foods*                         21,245          825
                                                  ------------
      FOOD-WHOLESALE/DISTRIBUTION -- 0.5%
      Nash Finch                          18,500          553
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 3,798)          3,902
                                                  ------------
    ENERGY -- 5.7%
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.7%
      Forest Oil*                         17,375          646
      Mariner Energy*                     14,061          288
      Stone Energy*                       10,510          464
      Whiting Petroleum*                  12,495          512
                                                  ------------
                                                        1,910
      OIL FIELD MACHINERY & EQUIPMENT -- 2.1%
      Dril-Quip*                          13,520          958
      FMC Technologies*                   28,690        1,470
                                                  ------------
                                                        2,428
      OIL-FIELD SERVICES -- 1.9%
      Core Laboratories*                  21,655        1,030
      Helix Energy Solutions*             16,725          634
      W-H Energy Services*                11,850          527
                                                  ------------
                                                        2,191
                                                  ------------
    Total Energy (Cost $ 4,875)                         6,529
                                                  ------------
    FINANCIAL -- 14.8%
      COMMERCIAL BANKS-WESTERN US -- 0.5%
      Bank of Hawaii                       5,260          280
      SVB Financial Group*                 5,100          271
                                                  ------------
                                                          551
      FINANCE-CONSUMER LOANS -- 1.0%
      First Marblehead                    21,300          921
      Portfolio Recovery
      Associates*                          4,700          220
                                                  ------------
                                                        1,141
      FINANCE-INVESTMENT BANKER/BROKER -- 0.2%
      Lazard, Cl A                         4,960          219
                                                  ------------
      FINANCE-OTHER SERVICES -- 1.0%
      Asset Acceptance Capital*           18,905          368
      Intercontinental Exchange*           4,010          277
      MarketAxess Holdings*               37,469          451
                                                  ------------
                                                        1,096
      FINANCIAL GUARANTEE INSURANCE -- 1.0%
      AMBAC Financial Group                7,795          620
      Primus Guaranty*                    46,695          521
                                                  ------------
                                                        1,141
      INSURANCE BROKERS -- 0.5%
      Brown & Brown                        9,840          327


                                                       MARKET
DESCRIPTION                            SHARES      VALUE (000)
      INSURANCE BROKERS -- CONTINUED
      USI Holdings*                       15,210  $       245
                                                  ------------
                                                          572
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 2.2%
      Affiliated Managers Group*          17,680        1,885
      Blackrock, Cl A                      4,395          615
                                                  ------------
                                                        2,500
      LIFE/HEALTH INSURANCE -- 1.4%
      KMG America*                        43,955          376
      Stancorp Financial Group            22,250        1,204
                                                  ------------
                                                        1,580
      PROPERTY/CASUALTY INSURANCE -- 2.1%
      Arch Capital Group*                 19,520        1,127
      CNA Surety*                         31,030          519
      EMC Insurance Group                  1,816           51
      Philadelphia Consolidated
         Holding*                          9,690          331
      RLI                                  5,465          313
                                                  ------------
                                                        2,341
      REAL ESTATE MANAGEMENT/SERVICES -- 0.2%
      Trammell Crow*                       8,050          287
                                                  ------------
      REINSURANCE -- 1.3%
      Aspen Insurance Holdings            32,900          811
      Endurance Specialty Holdings        20,450          666
                                                  ------------
                                                        1,477
      REITS-HOTELS -- 2.0%
      Ashford Hospitality Trust           61,700          765
      DiamondRock Hospitality             41,050          567
      MeriStar Hospitality*               94,250          978
                                                  ------------
                                                        2,310
      REITS-MORTGAGE -- 0.5%
      HomeBanc                            63,450          558
                                                  ------------
      REITS-OFFICE PROPERTY -- 0.6%
      American Financial Realty
      Trust                               54,500          635
                                                  ------------
      S&L/THRIFTS-EASTERN US -- 0.3%
      NewAlliance Bancshares              23,600          341
                                                  ------------
    Total Financial (Cost $ 13,613)                    16,749
                                                  ------------
    HEALTH CARE -- 9.8%
      DIAGNOSTIC EQUIPMENT -- 0.3%
      Cytyc*                              10,695          301
                                                  ------------
      DIAGNOSTIC KITS -- 1.1%
      Dade Behring Holdings               13,490          482
      Meridian Bioscience                 29,330          791
                                                  ------------
                                                        1,273
      DISPOSABLE MEDICAL PRODUCTS -- 1.0%
      C.R. Bard                           16,000        1,085
                                                  ------------
      DRUG DELIVERY SYSTEMS -- 0.3%
      Alkermes*                            4,640          102

2                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio
March 31, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      DRUG DELIVERY SYSTEMS -- CONTINUED
      Conor Medsystems*                    7,890  $       232
                                                  ------------
                                                          334
      HOSPITAL BEDS/EQUIPMENT -- 0.4%
      Kinetic Concepts*                   10,600          436
                                                  ------------
      MEDICAL INSTRUMENTS -- 1.7%
      Cambridge Heart*                   222,000          628
      DJ Orthopedics*                      2,600          104
      Edwards Lifesciences*               20,440          889
      Thoratec*                           16,455          317
                                                  ------------
                                                        1,938
      MEDICAL PRODUCTS -- 0.6%
      American Medical Systems
         Holdings*                        31,540          710
                                                  ------------
      MEDICAL-BIOMEDICAL/GENETIC -- 1.9%
      Applera Corp - Celera
         Genomics Group*                  52,700          616
      Barrier Therapeutics*               73,100          708
      Digene*                              8,965          350
      Enzon Pharmaceuticals*              38,750          314
      Qiagen*                              9,705          145
                                                  ------------
                                                        2,133
      MEDICAL-DRUGS -- 0.7%
      Angiotech Pharmaceuticals*          48,050          711
      New River Pharmaceuticals*           3,600          120
                                                  ------------
                                                          831
      MEDICAL-GENERIC DRUGS -- 0.7%
      Perrigo                             48,605          793
                                                  ------------
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.9%
      Lincare Holdings*                   26,890        1,047
                                                  ------------
      THERAPEUTICS -- 0.2%
      Neurocrine Biosciences*              2,800          181
                                                  ------------
    Total Health Care (Cost $ 10,834)                  11,062
                                                  ------------
    INDUSTRIAL -- 13.7%
      AEROSPACE/DEFENSE -- 1.9%
      Armor Holdings*                     10,200          594
      Teledyne Technologies*              43,815        1,560
                                                  ------------
                                                        2,154
      AEROSPACE/DEFENSE-EQUIPMENT -- 1.0%
      Alliant Techsystems*                10,510          811
      BE Aerospace*                       14,175          356
                                                  ------------
                                                        1,167
      BATTERIES/BATTERY SYSTEMS -- 0.3%
      Greatbatch*                         15,375          337
                                                  ------------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.4% Insituform Technologies, Cl
      A*                                  15,350          408
                                                  ------------
      BUILDING-HEAVY CONSTRUCTION -- 0.2%
      Washington Group
      International                        4,485          258
                                                  ------------


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      BUILDING - MOBIL HOME/MANUFACTURED HOUSING -- 0.3%
      Williams Scotsman
         International*                   11,600  $       291
                                                  ------------
      CONTAINERS-METAL/GLASS -- 1.1%
      Ball                                28,060        1,230
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 1.0%
      Actuant, Cl A                        5,455          334
      ESCO Technologies*                  16,710          846
                                                  ------------
                                                        1,180
      ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.3%
      Ametek                               6,605          297
                                                  ------------
      ELECTRONIC CONNECTORS -- 1.2%
      Amphenol, Cl A                      25,830        1,348
                                                  ------------
      ELECTRONIC MEASURING INSTRUMENTS -- 0.8%
      Flir Systems*                       10,740          305
      Orbotech*                           25,380          625
                                                  ------------
                                                          930
      ELECTRONICS-MILITARY -- 0.5%
      EDO                                 16,950          523
                                                  ------------
      ENGINEERING/R&D SERVICES -- 0.4%
      Shaw Group*                         16,955          516
                                                  ------------
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.2%
      Symbol Technologies                 21,100          223
                                                  ------------
      INDUSTRIAL AUTOMATION/ROBOTICS -- 0.6%
      Cognex                              21,245          630
                                                  ------------
      MACHINERY-GENERAL INDUSTRY -- 0.3%
      Wabtec                               9,750          318
                                                  ------------
      NON-HAZARDOUS WASTE DISPOSAL -- 1.4%
      Waste Connections*                  23,655          942
      WCA Waste*                          98,200          683
                                                  ------------
                                                        1,625
      TRANSPORT-EQUIPMENT & LEASING -- 1.3%
      GATX                                23,000          949
      Greenbrier                          14,000          561
                                                  ------------
                                                        1,510
      WIRE & CABLE PRODUCTS -- 0.5%
      General Cable*                      18,600          564
                                                  ------------
    Total Industrial (Cost $ 12,574)                   15,509
                                                  ------------
    SERVICES -- 7.4%
      COMMERCIAL SERVICES-FINANCE -- 2.3%
      Euronet Worldwide*                   1,110           42
      Interactive Data                    22,430          527
      Jackson Hewitt Tax Service          30,100          951
      Wright Express*                     38,520        1,080
                                                  ------------
                                                        2,600
      COMPUTER SERVICES -- 1.4%
      Ceridian*                           22,040          561

3                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio
March 31, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      COMPUTER SERVICES -- CONTINUED
      Perot Systems, Cl A*                64,865  $     1,009
                                                  ------------
                                                        1,570
      CONSULTING SERVICES -- 0.3%
      CRA International*                   7,325          361
                                                  ------------
      DIRECT MARKETING -- 0.8%
      Catalina Marketing                  11,800          273
      Harte-Hanks                         24,625          673
                                                  ------------
                                                          946
      HUMAN RESOURCES -- 0.3%
      Medical Staffing Network
         Holdings*                        72,850          379
                                                  ------------
      TELECOMMUNICATION SERVICES -- 1.6%
      Iowa Telecommunications
         Services                         33,400          637
      NeuStar, Cl A*                      19,030          590
      Time Warner Telecom, Cl A*          31,110          559
                                                  ------------
                                                        1,786
      TELEPHONE-INTEGRATED -- 0.7%
      Valor Communications Group          55,225          727
                                                  ------------
    Total Services (Cost $ 8,066)                       8,369
                                                  ------------
    TECHNOLOGY -- 17.1%
      APPLICATIONS SOFTWARE -- 0.4%
      Progress Software*                  15,620          454
                                                  ------------
      B2B/E-COMMERCE -- 0.5%
      i2 Technologies*                    34,400          592
                                                  ------------
      CELLULAR TELECOMMUNICATIONS -- 1.4%
      NII Holdings*                       26,250        1,548
                                                  ------------
      CIRCUIT BOARDS -- 0.6%
      Park Electrochemical                21,700          640
                                                  ------------
      COMPUTER AIDED DESIGN -- 1.3%
      Ansys*                              15,515          840
      Parametric Technology
         Corporation*                     41,236          674
                                                  ------------
                                                        1,514
      COMPUTER SOFTWARE -- 0.8%
      Blackbaud                           41,890          888
                                                  ------------
      COMPUTERS-INTEGRATED SYSTEMS -- 1.5%
      Intergraph*                          7,570          315
      Kronos*                              8,470          317
      Micros Systems*                      7,385          340
      Netscout Systems*                   74,300          676
                                                  ------------
                                                        1,648
      COMPUTERS-MEMORY DEVICES -- 0.3%
      Maxtor*                             33,300          318
                                                  ------------
      DATA PROCESSING/MANAGEMENT -- 1.9%
      Dun & Bradstreet*                   11,160          856
      Filenet*                            10,405          281
      MoneyGram International             20,600          633


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      DATA PROCESSING/MANAGEMENT -- CONTINUED
      Schawk                              16,500  $       429
                                                  ------------
                                                        2,199
      E-SERVICES/CONSULTING -- 1.3%
      Keynote Systems*                    57,200          654
      Websense*                           18,150          501
      WebSideStory*                       20,400          351
                                                  ------------
                                                        1,506
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.8%
      Daktronics                           8,665          316
      International DisplayWorks*         91,000          596
                                                  ------------
                                                          912
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.3%
      MIPS Technologies*                  50,600          377
                                                  ------------
      ELECTRONIC DESIGN AUTOMATION -- 0.3%
      Synplicity*                         54,896          355
                                                  ------------
      ENTERPRISE SOFTWARE/SERVICES -- 0.6%
      Informatica*                         7,250          113
      Lawson Software*                    78,900          605
                                                  ------------
                                                          718
      INTERNET APPLICATION SOFTWARE -- 0.3%
      WebEx Communications*               10,400          350
                                                  ------------
      INTERNET INFRASTRUCTURE EQUIPMENT -- 0.5%
      Avocent*                            16,300          517
                                                  ------------
      INTERNET SECURITY -- 0.7%
      Ipass*                              62,500          501
      RSA Security*                       15,400          276
                                                  ------------
                                                          777
      NETWORKING PRODUCTS -- 1.3%
      Adaptec*                            33,700          186
      Foundry Networks*                   27,850          506
      Netgear*                            40,400          768
                                                  ------------
                                                        1,460
      SATELLITE TELECOM -- 0.2%
      Loral Space &
         Communications*                   7,400          212
                                                  ------------
      SEMICONDUCTOR EQUIPMENT -- 1.8%
      Cabot Microelectronics*             14,930          554
      Credence Systems*                   49,900          366
      Entegris*                           48,040          511
      Mattson Technology*                 16,335          196
      Varian Semiconductor
         Equipment Associates*            14,482          407
                                                  ------------
                                                        2,034
      SOFTWARE TOOLS -- 0.3%
      Borland Software*                   66,600          360
                                                  ------------
    Total Technology (Cost $ 17,186)                   19,379
                                                  ------------

4                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio
March 31, 2006 (Unaudited)

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
    TRANSPORTATION -- 1.7%
      TRANSPORT-TRUCK -- 1.7%
      Forward Air                         28,950  $     1,080
      JB Hunt Transport Services          38,625          832
                                                  ------------
                                                        1,912
                                                  ------------
    Total Transportation (Cost $ 1,908)                 1,912
                                                  ------------
Total Common Stock
  (Cost $100,307)                                     109,579
                                                  ------------

INVESTMENT COMPANY -- 0.5%
    INDEX FUND-LARGE CAP -- 0.5%
      iShares Russell 2000 Index
         Fund                              7,200          547
                                                  ------------
    Total Index Fund-Large Cap (Cost $ 480)               547
                                                  ------------
Total Investment Company
  (Cost $480)                                             547
                                                  ------------

REPURCHASE AGREEMENT -- 2.6%
  Morgan Stanley 4.710%, dated
    03/31/06, to be repurchased
    on 04/03/06, repurchase price
    $2,923,801 (collateralized by
    a U.S. Government obligation,
    par value $2,985,000, 4.790%,
    06/21/07, total market value
    $2,988,347)(A)                        $2,923        2,923
                                                  ------------
Total Repurchase Agreement
  (Cost $2,923)                                         2,923
                                                  ------------

Total Investments -- 99.8% +
  (Cost $103,710)                                     113,049
                                                  ------------

Other Assets and Liabilities, Net -- 0.2%                 251
                                                  ------------

Net Assets -- 100.0%                              $   113,300
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
REITs -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

+ At March 31, 2006, the tax basis cost of the Portfolio's investments was $103,709,670, and the unrealized appreciation and depreciation were $14,103,002 and $(4,763,529), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

5                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Growth Portfolio
March 31, 2006 (Unaudited)

                                                       MARKET
DESCRIPTION                               SHARES       VALUE

COMMON STOCK -- 98.1%
    BASIC MATERIALS -- 2.0%
      BUILDING PRODUCTS-CEMENT/AGGREGATE -- 1.0%
      US Concrete*                         2,450  $    35,427
                                                  ------------
      METAL PROCESSORS & FABRICATORS -- 1.0%
      Ladish*                              1,300       37,661
                                                  ------------
    Total Basic Materials (Cost $68,276)               73,088
                                                  ------------
    CONSUMER CYCLICAL -- 15.2%
      CASINO HOTELS -- 1.7%
      Station Casinos                        800       63,496
                                                  ------------
      CONSUMER PRODUCTS-MISCELLANEOUS -- 1.2%
      Central Garden and Pet*                850       45,169
                                                  ------------
      GAMBLING (NON-HOTEL) -- 0.9%
      Pinnacle Entertainment*              1,200       33,804
                                                  ------------
      INTIMATE APPAREL -- 0.5%
      Tefron*                              1,800       20,250
                                                  ------------
      RETAIL-APPAREL/SHOE -- 1.6%
      Aeropostale*                           775       23,374
      JOS A Bank Clothiers*                  737       35,339
                                                  ------------
                                                       58,713
      RETAIL-DISCOUNT -- 1.1%
      Citi Trends*                         1,000       39,760
                                                  ------------
      RETAIL-RESTAURANTS -- 2.4%
      Cheesecake Factory*                  1,000       37,450
      Texas Roadhouse, Cl A*               2,950       50,416
                                                  ------------
                                                       87,866
      RETAIL-SPORTING GOODS -- 3.3%
      Golf Galaxy*                         1,695       37,036
      Hibbett Sporting Goods*              2,553       84,223
                                                  ------------
                                                      121,259
      STORAGE/WAREHOUSING -- 2.5%
      Mobile Mini*                         3,047       94,213
                                                  ------------
    Total Consumer Cyclical (Cost $505,733)           564,530
                                                  ------------
    ENERGY -- 6.0%
      OIL & GAS DRILLING -- 0.5%
      Pioneer Drilling*                    1,200       19,716
                                                  ------------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.8%
      Cabot Oil & Gas                        600       28,758
      Encore Acquisition*                  1,200       37,200
                                                  ------------
                                                       65,958
      OIL-FIELD SERVICES -- 3.7%
      Tidewater                              550       30,377
      Trico Marine Services*               2,150       69,445
      W-H Energy Services*                   850       37,816
                                                  ------------
                                                      137,638
                                                  ------------
    Total Energy (Cost $198,369)                      223,312
                                                  ------------

                                                       MARKET
DESCRIPTION                               SHARES       VALUE
    FINANCIAL -- 9.2%
      COMMERCIAL BANKS-EASTERN US -- 1.9%
      Signature Bank*                      2,100  $    68,439
                                                  ------------
      COMMERCIAL BANKS-WESTERN US -- 1.0%
      Community Bancorp*                   1,150       35,616
                                                  ------------
      FINANCE-OTHER SERVICES -- 1.6%
      GFI Group*                             525       27,253
      Intercontinental Exchange*             475       32,798
                                                  ------------
                                                       60,051
      INTERNET FINANCIAL SERVICES -- 1.3%
      Online Resources*                    3,800       49,400
                                                  ------------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 3.4%
      Affiliated Managers Group*             900       95,949
      National Financial Partners            550       31,086
                                                  ------------
                                                      127,035
                                                  ------------
    Total Financial (Cost $291,903)                   340,541
                                                  ------------
    HEALTH CARE -- 22.0%
      DRUG DELIVERY SYSTEMS -- 1.1%
      Alkermes*                            1,850       40,793
                                                  ------------
      MEDICAL INFORMATION SYSTEMS -- 0.3%
      Phase Forward*                       1,168       13,012
                                                  ------------
      MEDICAL INSTRUMENTS -- 1.4%
      Conceptus*                           3,900       51,129
                                                  ------------
      MEDICAL LABS & TESTING SERVICES -- 2.1%
      Covance*                             1,300       76,375
                                                  ------------
      MEDICAL LASER SYSTEMS -- 2.4%
      LCA-Vision                           1,800       90,198
                                                  ------------
      MEDICAL PRODUCTS -- 1.0%
      American Medical Systems
         Holdings*                         1,650       37,125
                                                  ------------
      MEDICAL-BIOMEDICAL/GENETIC -- 1.6%
      Keryx Biopharmaceuticals*            2,300       43,953
      Novavax*                             1,800       14,364
                                                  ------------
                                                       58,317
      MEDICAL-DRUGS -- 4.9%
      Adams Respiratory
         Therapeutics*                     2,150       85,505
      New River Pharmaceuticals*           1,850       61,439
      Santarus*                            4,500       33,615
                                                  ------------
                                                      180,559
      MEDICAL-HMO -- 1.6%
      Sierra Health Services*              1,450       59,015
                                                  ------------
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.0%
      Radiation Therapy Services*          1,500       38,265
                                                  ------------
      PATIENT MONITORING EQUIPMENT -- 0.7%
      Somanetics*                          1,100       24,288
                                                  ------------

1                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Growth Portfolio
March 31, 2006 (Unaudited)

                                                       MARKET
DESCRIPTION                               SHARES       VALUE
      PHYSICAL PRACTICE MANAGEMENT -- 1.4%
      Healthways*                          1,025  $    52,213
                                                  ------------
      PHYSICAL THERAPY/REHABILITATION CENTERS -- 1.9%
      Psychiatric Solutions*               2,150       71,229
                                                  ------------
      THERAPEUTICS -- 0.6%
      Theravance*                            850       23,834
                                                  ------------
    Total Health Care (Cost $683,312)                 816,352
                                                  ------------
    INDUSTRIAL -- 7.2%
      AEROSPACE/DEFENSE-EQUIPMENT -- 1.8%
      BE Aerospace*                        2,600       65,312
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 3.3%
      ESCO Technologies*                   2,423      122,725
                                                  ------------
      ELECTRONIC MEASURING INSTRUMENTS -- 1.2%
      Itron*                                 725       43,391
                                                  ------------
      TRANSPORT-TRUCK -- 0.9%
      Knight Transportation                1,750       34,563
                                                  ------------
    Total Industrial (Cost $255,086)                  265,991
                                                  ------------
    SERVICES -- 13.4%
      COMMERCIAL SERVICES -- 1.6%
      Providence Service*                  1,850       60,162
                                                  ------------
      CONSULTING SERVICES -- 5.3%
      Advisory Board*                      1,225       68,318
      Corporate Executive Board              450       45,405
      Huron Consulting Group*              1,700       51,493
      LECG*                                1,522       29,329
                                                  ------------
                                                      194,545
      E-MARKETING/INFORMATION -- 0.7%
      24/7 Real Media*                     2,500       26,150
                                                  ------------
      HUMAN RESOURCES -- 3.1%
      Kenexa*                              1,650       50,737
      Labor Ready*                         2,700       64,665
                                                  ------------
                                                      115,402
      RENTAL AUTO/EQUIPMENT -- 1.0%
      Aaron Rents                          1,275       34,642
                                                  ------------
      SCHOOLS -- 1.7%
      ITT Educational Services*            1,000       64,050
                                                  ------------
    Total Services (Cost $394,996)                    494,951
                                                  ------------
    TECHNOLOGY -- 23.1%
      APPLICATIONS SOFTWARE -- 0.8%
      Nuance Communications*               2,500       29,525
                                                  ------------
      COMMUNICATIONS SOFTWARE -- 1.5%
      Witness Systems*                     2,175       55,245
                                                  ------------
      COMPUTERS -- 2.0%
      Rackable Systems*                    1,375       72,669
                                                  ------------


                                        SHARES/FACE   MARKET
DESCRIPTION                                AMOUNT     VALUE
      E-MARKETING/INFORMATION -- 1.1%
      Valueclick*                          2,400  $    40,608
                                                  ------------
      E-SERVICES/CONSULTING -- 0.5%
      Websense*                              650       17,927
                                                  ------------
      EDUCATIONAL SOFTWARE -- 0.7%
      Blackboard*                            850       24,149
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.3%
      Advanced Analogic
         Technologies*                     2,700       30,780
      Diodes*                                650       26,975
      Microsemi*                           1,950       56,764
      Netlogic Microsystems*               1,100       45,331
                                                  ------------
                                                      159,850
      ENTERPRISE SOFTWARE/SERVICES -- 3.4%
      Concur Technologies*                   900       16,677
      Neoware Systems*                     2,553       75,620
      Taleo, Cl A*                         2,600       33,930
                                                  ------------
                                                      126,227
      INTERNET APPLICATION SOFTWARE -- 1.8%
      Stellent*                            3,450       40,917
      Vocus*                               1,754       26,047
                                                  ------------
                                                       66,964
      INTERNET CONNECTIVE SERVICES -- 0.6%
      Redback Networks*                    1,100       23,859
                                                  ------------
      INTERNET INFRASTRUCTURE SOFTWARE -- 0.9%
      Akamai Technologies*                 1,000       32,890
                                                  ------------
      SEMICONDUCTOR EQUIPMENT -- 1.0%
      Varian Semiconductor
         Equipment Associates*             1,325       37,206
                                                  ------------
      WEB HOSTING/DESIGN -- 4.5%
      eCollege.com*                        2,650       49,926
      Equinix*                               450       28,899
      NIC*                                 4,900       30,037
      Website Pros*                        4,167       58,546
                                                  ------------
                                                      167,408
                                                  ------------
    Total Technology (Cost $678,071)                  854,527
                                                  ------------
Total Common Stock
  (Cost $3,075,746)                                 3,633,292
                                                  ------------

REPURCHASE AGREEMENT -- 2.6%
  Morgan Stanley 4.550%, dated
    03/31/06, to be repurchased
    on 04/03/06, repurchase price
    $96,517 (collateralized by
    U.S. Government obligation,
    par value $159,934, 4.790%,
    02/15/16, total market value
    $98,410)(A)                          $96,481       96,481
                                                  ------------
Total Repurchase Agreement
  (Cost $96,481)                                       96,481
                                                  ------------

2                                      OMISF / Quarterly Report / March 31, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Growth Portfolio
March 31, 2006 (Unaudited)


DESCRIPTION                                            VALUE

Total Investments -- 100.7% +
  (Cost $3,172,227)                                $3,729,773
                                                  ------------

Other Assets and Liabilities, Net -- (0.7%)            (24,324)
                                                  ------------

Net Assets -- 100.0%                               $ 3,705,449
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
HMO -- Health Maintenance Organization

+ At March 31, 2006, the tax basis cost of the Portfolio's investments was $3,172,227, and the unrealized appreciation and depreciation were $592,049 and $(34,503), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

3                                      OMISF / Quarterly Report / March 31, 2006

Item 2.   Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Insurance Series Fund (the "registrant") as of a date within 90 days of the filing date of this report, the registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant's management, including the registrant's PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

 (b) During the quarter ended March 31, 2006, there has been no change in the registrant's internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Attached hereto as Exhibit EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


OLD MUTUAL INSURANCE SERIES FUND



By:  /s/ David J. Bullock
     ---------------------------
     David J. Bullock, President

Date:  May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ David J. Bullock
     ---------------------------------------------
     David J. Bullock, Principal Executive Officer

Date:  May 26, 2006




By:   /s/ Mark E. Black
      ------------------------------------------
      Mark E. Black, Principal Financial Officer

Date:  May 26, 2006